RISK MANAGEMENT - Technical capital (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Regulatory Capital and Capital Adequacy Ratios
Share capital	$ 480,914	$ 480,914
Additional paid-in-capital	4,857,454	4,857,454
Preferred shares	584,204	584,204
Non-controlling interest	1,041,807	960,217
Other comprehensive income	6,645,206	4,074,161
Net income attributable to equity holders of the Parent Company	6,267,744	6,116,936
Retained earnings	2,715,313	2,515,278
Intangibles assets	(9,017,419)	(7,818,125)	$ (9,836,661)
Other intangibles	(750,484)	(671,572)
Deferred net income tax	(763,757)	(685,612)
Capital Ratios
Total exposure used to compute leverage ratio	$ 388,088,665
Leverage ratio	9.03%
Technical Capital
Regulatory Capital and Capital Adequacy Ratios
Primary capital	$ 45,245,389	39,704,542
Share capital	480,914	480,914
Additional paid-in-capital	4,857,454	4,857,454
Preferred shares	584,204	584,204
Legal reserve	14,429,333	14,541,561
Occasional reserves	9,874,876	7,250,712
Non-controlling interest	1,041,807	960,217
Other comprehensive income	6,642,526	4,065,182
Net income attributable to equity holders of the Parent Company	6,267,744	6,116,936
Retained earnings	1,066,531	847,362
Less:	(10,188,105)	(8,919,345)
Prior-year losses	(79,590)	(79,587)
Intangibles assets	(9,017,419)	(7,818,125)
Revaluation property, plant and equipment	(340,612)	(350,061)
Other intangibles	(750,484)	(671,572)
Deferred net income tax		0
Primary capital (Tier I)	35,057,283	30,785,197
Hybrid bonds	4,669,804	4,283,448
Subordinated bonds	595,442	678,797
General provisions	220,519	375,902
Computed secondary capital (Tier II)	5,485,765	5,338,147
Less:	(13,798)	(10,687)
Technical capital	$ 40,529,250	$ 36,112,657
Capital Ratios
Primary capital to risk-weighted assets (Tier I)	11.89%	11.42%
Secondary capital to risk-weighted assets (Tier II)	1.86%	1.98%
Risk-weighted assets including market risk and operational risk	$ 294,794,366	$ 269,591,211
Technical capital to risk-weighted assets	13.75%	13.40%